Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Average
			Summary	Average
			Compensation	Compensation
			Table Total for	Actually Paid
	Summary		Non-PEO	to Non-PEO	Value of Initial
	Compensation	Compensation	Named	Named	Fixed $100	Net (Loss)
	Table Total for	Actually Paid	Executive	Executive	Investment	Income
Year	PEO(1)	to PEO(1)(2)	Officers(1)	Officers(1)(3)	Based On TSR(4)	(in thousands)
2025	$1,742,648	$2,660,067	$860,479	$984,302	$62.31	$(29,246)
2024	$1,281,812	$768,590	$738,074	$442,577	$41.86	$(20,584)
(1)	Mr. Rhodes served as our principal executive officer (“PEO”) for fiscal years 2025 and 2024. For fiscal years 2025 and 2024, our non-PEO named executive officers consisted of Messrs. Mobeck and Annen.
(2)

“Compensation Actually Paid” to our PEO in fiscal years 2025 and 2024 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Ryan Rhodes	2025	2024
Summary Compensation Table Total for PEO	$1,742,648	$1,281,812
Less: Aggregate Change in the Actuarial Present Value of Accumulated Benefits under all Defined Benefit and Pension Plans Reported in the Summary Compensation Table	—	—
Plus: Service Cost for all Defined Benefit and Pension Plans Reported in the Summary Compensation Table	—	—
Plus: Prior Service Cost for all Defined Benefit and Pension Plans Reported in the Summary Compensation Table	—	—
Less: Stock Award Value Reported in the Summary Compensation Table for the Covered Year	$(283,900)	$0
Less: Option Award Value Reported in the Summary Compensation Table for the Covered Year	$(390,000)	$(427,000)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered Year-End	$1,393,319	$66,750
Plus (Less): Year-End Change in Fair Value of Stock and Option Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered Year-End	$35,972	$(170,944)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Covered Year	$167,500	$29,583
Plus (Less): Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date for Stock and Option Awards Granted in Any Prior Fiscal Year Which Vested During the Covered Year	$(5,472)	$(11,611)
Less: Fair Value as of Prior-Year End of Stock and Option Awards Granted in Prior Years that Failed to Vest in the Covered Year	—	—
Plus: Dollar Value of Any Dividends or Other Earnings Paid on Stock and Option Awards in the Covered Year	—	—
Compensation Actually Paid to PEO	$2,660,067	$768,590

(3)

“Average Compensation Actually Paid” to our non-PEO named executive officers for fiscal years 2025 and 2024 reflects the respective amounts set forth in the primary table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Non-PEO Named Executive Officers	2025	2024
Average Summary Compensation Table Total for Non-PEO Named Executive Officers	$860,479	$738,074
Less: Average Aggregate Change in the Actuarial Present Value of Accumulated Benefits under all Defined Benefit and Pension Plans Reported in the Summary Compensation Table	—	—
Plus: Average Service Cost for all Defined Benefit and Pension Plans Reported in the Summary Compensation Table	—	—
Plus: Average Prior Service Cost for all Defined Benefit and Pension Plans Reported in the Summary Compensation Table	—	—
Less: Average Stock Award Values Reported in the Summary Compensation Table for the Covered Year	$(82,025)	$0
Less: Average Option Award Values Reported in the Summary Compensation Table for the Covered Year	$(245,438)	$(184,000)
Plus: Average Year-End Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered Year-End	$402,977	$33,333
Plus (Less): Average Year-End Change in Fair Value of Stock and Option Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered Year-End	$14,825	$(154,403)
Plus: Average Fair Value for Stock and Option Awards Granted and Vested in the Covered Year	$41,147	$32,264
Plus (Less): Average Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date for Stock and Option Awards Granted in Any Prior Fiscal Year Which Vested During the Covered Year	$(7,663)	$(22,691)
Less: Average Fair Value as of Prior-Year End of Stock and Option Awards Granted in Prior Years that Failed to Vest in the Covered Year	—	—
Plus: Average Dollar Value of Any Dividends or Other Earnings Paid on Stock and Option Awards in the Covered Year	—	—
Average Compensation Actually Paid to Non-PEO Named Executive Officers	$984,302	$442,577

(4)

The yearly percentage change in cumulative total shareholder return of our common stock was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 29, 2023 through and including the last day of the covered fiscal year (each one- or two-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period.  Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end values of such investment as of the end of fiscal years 2025 and 2024, as applicable.

Named Executive Officers, Footnote
(1)	Mr. Rhodes served as our principal executive officer (“PEO”) for fiscal years 2025 and 2024. For fiscal years 2025 and 2024, our non-PEO named executive officers consisted of Messrs. Mobeck and Annen.

PEO Total Compensation Amount	$ 1,742,648	$ 1,281,812
PEO Actually Paid Compensation Amount	$ 2,660,067	768,590
Adjustment To PEO Compensation, Footnote
(2)

“Compensation Actually Paid” to our PEO in fiscal years 2025 and 2024 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Ryan Rhodes	2025	2024
Summary Compensation Table Total for PEO	$1,742,648	$1,281,812
Less: Aggregate Change in the Actuarial Present Value of Accumulated Benefits under all Defined Benefit and Pension Plans Reported in the Summary Compensation Table	—	—
Plus: Service Cost for all Defined Benefit and Pension Plans Reported in the Summary Compensation Table	—	—
Plus: Prior Service Cost for all Defined Benefit and Pension Plans Reported in the Summary Compensation Table	—	—
Less: Stock Award Value Reported in the Summary Compensation Table for the Covered Year	$(283,900)	$0
Less: Option Award Value Reported in the Summary Compensation Table for the Covered Year	$(390,000)	$(427,000)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered Year-End	$1,393,319	$66,750
Plus (Less): Year-End Change in Fair Value of Stock and Option Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered Year-End	$35,972	$(170,944)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Covered Year	$167,500	$29,583
Plus (Less): Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date for Stock and Option Awards Granted in Any Prior Fiscal Year Which Vested During the Covered Year	$(5,472)	$(11,611)
Less: Fair Value as of Prior-Year End of Stock and Option Awards Granted in Prior Years that Failed to Vest in the Covered Year	—	—
Plus: Dollar Value of Any Dividends or Other Earnings Paid on Stock and Option Awards in the Covered Year	—	—
Compensation Actually Paid to PEO	$2,660,067	$768,590

Non-PEO NEO Average Total Compensation Amount	$ 860,479	738,074
Non-PEO NEO Average Compensation Actually Paid Amount	$ 984,302	442,577
Adjustment to Non-PEO NEO Compensation Footnote
(3)

“Average Compensation Actually Paid” to our non-PEO named executive officers for fiscal years 2025 and 2024 reflects the respective amounts set forth in the primary table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Non-PEO Named Executive Officers	2025	2024
Average Summary Compensation Table Total for Non-PEO Named Executive Officers	$860,479	$738,074
Less: Average Aggregate Change in the Actuarial Present Value of Accumulated Benefits under all Defined Benefit and Pension Plans Reported in the Summary Compensation Table	—	—
Plus: Average Service Cost for all Defined Benefit and Pension Plans Reported in the Summary Compensation Table	—	—
Plus: Average Prior Service Cost for all Defined Benefit and Pension Plans Reported in the Summary Compensation Table	—	—
Less: Average Stock Award Values Reported in the Summary Compensation Table for the Covered Year	$(82,025)	$0
Less: Average Option Award Values Reported in the Summary Compensation Table for the Covered Year	$(245,438)	$(184,000)
Plus: Average Year-End Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered Year-End	$402,977	$33,333
Plus (Less): Average Year-End Change in Fair Value of Stock and Option Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered Year-End	$14,825	$(154,403)
Plus: Average Fair Value for Stock and Option Awards Granted and Vested in the Covered Year	$41,147	$32,264
Plus (Less): Average Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date for Stock and Option Awards Granted in Any Prior Fiscal Year Which Vested During the Covered Year	$(7,663)	$(22,691)
Less: Average Fair Value as of Prior-Year End of Stock and Option Awards Granted in Prior Years that Failed to Vest in the Covered Year	—	—
Plus: Average Dollar Value of Any Dividends or Other Earnings Paid on Stock and Option Awards in the Covered Year	—	—
Average Compensation Actually Paid to Non-PEO Named Executive Officers	$984,302	$442,577

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 62.31	41.86
Net Income (Loss)	$ (29,246,000)	(20,584,000)
PEO Name	Mr. Rhodes
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,393,319	66,750
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,972	(170,944)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	167,500	29,583
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,472)	(11,611)
PEO | Less: Stock Award Value Reported in the Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(283,900)	0
PEO | Less: Option Award Value Reported in the Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(390,000)	(427,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	402,977	33,333
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,825	(154,403)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,147	32,264
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,663)	(22,691)
Non-PEO NEO | Less: Stock Award Value Reported in the Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,025)	0
Non-PEO NEO | Less: Option Award Value Reported in the Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (245,438)	$ (184,000)